UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2026

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

GGM Macro Alignment ETF

(GGM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 1, 2025 to August 31, 2026.  You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$81	0.74%

How did the Fund perform during the reporting period?

One year ending 8/31/26, the GGM ETF returned +19.41%, underperforming the benchmark, SPY, return of +20.38%. The secondary benchmark, RSP, had a return of +18.23%. Underperformance was primarily driven by three factors: geopolitics, tech, and rates. The Iran war introduced extreme volatility in some asset classes, namely oil stocks which were a frequent holding during the tracking period. While this was a beneficial holding early in the year, other sectors rallied back through good earnings, namely tech even as input costs remained high. Large swaths of the market rallied mid-year, with QQQ, SPY, and small caps all making new highs even in the face of crude >$100, long rates rising, and fed reserve hawkish posturing. Moving away from historical norms, earnings remained high, margins expanded, and capital remaining in high growth sectors, potentially as an offset. The fund had a low allocation to these sectors but kept pace with equal weight indices. Technology continues to drive markets, albeit with substantial volatility, thanks to the AI buildout trade. The fund has varied allocation to tech over time but remains a must own as all parts of the industry are now seeing benefits. We trust out methodology will include the sector when needed.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

GGM Macro Alignment ETF - NAV
S&P 500® Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,415
$13,059
09/25/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26
08/31/26

Table Summary
	GGM Macro Alignment ETF - NAV	S&P 500® Index
09/25/23	$10,000	$10,000
11/30/23	$10,140	$10,565
02/29/24	$10,697	$11,830
05/31/24	$11,103	$12,293
08/31/24	$11,546	$13,201
11/30/24	$12,189	$14,145
02/28/25	$11,054	$14,007
05/31/25	$10,643	$13,955
08/31/25	$10,936	$15,298
11/30/25	$11,189	$16,267
02/28/26	$12,297	$16,388
05/31/26	$11,950	$18,111
08/31/26	$13,059	$18,415

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 25, 2023)
GGM Macro Alignment ETF - NAV	19.41%	9.52%
S&P 500® Index	20.38%	23.13%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-966-9991.

Fund Statistics

  Net Assets$20,824,883
  Number of Portfolio Holdings5
  Advisory Fee $133,677
  Portfolio Turnover647%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.2%
Other Assets in Excess of Liabilities
0.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Equity	99.2%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Energy Select Sector SPDR ETF	21.4%
State Street Materials Select Sector SPDR ETF	20.3%
State Street SPDR Portfolio S&P 500 Value ETF	19.7%
State Street SPDR Portfolio S&P 500 Growth ETF	19.6%
State Street Industrial Select Sector SPDR ETF	18.2%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

GGM Macro Alignment ETF

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regdocs.blugiant.com/ggm-macro-alignment-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-GGM

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Keith Rhodes is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhodes is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$10,500
2025	$10,250

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$2,750
2025	$2,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2026 and August 31, 2025, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

GGM Macro Alignment ETF

(Symbol:GGM)

Annual Financial Statements

and

Additional Information

August 31, 2026

1-800-966-9991

www.ggmetf.com

GGM MACRO ALIGNMENT ETF

SCHEDULE OF INVESTMENTS

August 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 99.2%
69,635	State Street Energy Select Sector SPDR ETF	$4,453,855
21,612	State Street Industrial Select Sector SPDR ETF	3,784,910
80,138	State Street Materials Select Sector SPDR ETF	4,222,471
33,742	State Street SPDR Portfolio S&P 500 Growth ETF	4,079,070
64,909	State Street SPDR Portfolio S&P 500 Value ETF	4,111,985
		20,652,291

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,892,758)	20,652,291

	TOTAL INVESTMENTS - 99.2% (Cost $19,892,758)	$20,652,291
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	172,592
	NET ASSETS - 100.0%	$20,824,883

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

GGM Macro Alignment ETF

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2026

ASSETS
Investment securities:
At cost	$19,892,758
At fair value	$20,652,291
Cash	190,224
TOTAL ASSETS	20,842,515

LIABILITIES
Investment advisory fees payable	17,632
TOTAL LIABILITIES	17,632
NET ASSETS	$20,824,883

Net Assets Consist Of:
Paid in capital	$24,034,371
Accumulated losses	(3,209,488)
NET ASSETS	$20,824,883

Net Asset Value Per Share:
Shares:
Net Assets	$20,824,883
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	660,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$31.55

See accompanying notes to financial statements.

GGM Macro Alignment ETF

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2026

INVESTMENT INCOME
Dividends	$256,034
TOTAL INVESTMENT INCOME	256,034

EXPENSES
Investment advisory fees	133,677
TOTAL EXPENSES	133,677

NET INVESTMENT INCOME	122,357

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(250,124)
In-kind redemptions	3,419,584
Realized gain on investments	3,169,460

Net change in unrealized appreciation on:
Investments	118,065
Unrealized appreciation on investments	118,065

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,287,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,409,882

See accompanying notes to financial statements.

GGM Macro Alignment ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2026	August 31, 2025
FROM OPERATIONS
Net investment income	$122,357	$330,262
Net realized loss from investments	(250,124)	(3,318,597)
Net realized gain from in-kind redemptions	3,419,584	2,313,015
Net change in unrealized appreciation/(depreciation) on investments	118,065	(503,397)
Net increase/(decrease) in net assets resulting from operations	3,409,882	(1,178,717)

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(261,080)	(283,875)
Decrease in net assets from distributions to shareholders	(261,080)	(283,875)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	37,796,272	27,849,380
Payments for shares redeemed	(38,095,603)	(29,945,949)
Net decrease in net assets from shares of beneficial interest	(299,331)	(2,096,569)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	2,849,471	(3,559,161)

NET ASSETS
Beginning of year	17,975,412	21,534,573
End of year	$20,824,883	$17,975,412

SHARE ACTIVITY
Shares sold	1,310,000	950,000
Shares redeemed	(1,320,000)	(1,030,000)
Net decrease from share activity	(10,000)	(80,000)

See accompanying notes to financial statements.

GGM Macro Alignment ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	Year Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2024 (a)
Net asset value, beginning of year/period	$26.83	$28.71	$24.99

Activity from investment operations:
Net investment income (b)	0.19	0.44	0.32
Net realized and unrealized gain/(loss) on investments	4.96	(1.94)	3.53
Total from investment operations	5.15	(1.50)	3.85

Less distributions from:
Net investment income	(0.43)	(0.38)	(0.13)
Total distributions	(0.43)	(0.38)	(0.13)

Net asset value, end of year/period	$31.55	$26.83	$28.71

Market price, end of year/period	$31.59	$26.82	$28.75

Total return (c)	19.41%	(5.28)%	15.46	% (e)

Market price total return (d)	19.61%	(5.44)%	15.62	% (e)

Net assets, end of year/period (000s)	$20,825	$17,975	$21,535

Ratio of expenses to average net assets (g)	0.74%	0.74%	0.74	% (f)
Ratio of net investment income to average net assets (h)	0.68%	1.61%	1.27	% (f)

Portfolio Turnover Rate (i)	647%	467%	354	% (e)

(a)	GGM Macro Alignment ETF commencement of operations was September 25, 2023.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.
Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Market price total return is calculated using the closing price and accounts for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(e)	Not annualized.
(f)	Annualized.
(g)	Does not include the Funds’ shares of the expenses of the underlying investment companies in which the Fund invests.
(h)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(i)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2026

1.	ORGANIZATION

The GGM Macro Alignment ETF (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 25, 2023. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies. The Fund seeks to provide long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Fund invests in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,652,291	$-	$-	$20,652,291
Total	$20,652,291	$-	$-	$20,652,291

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years August 31st, 2024 and August 31st, 2025, and expected to be taken in the Fund’s August 31st, 2026, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash – The Fund considers its investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $116,860,516 and $116,745,890 respectively. For the year ended August 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $37,522,941 and $37,961,429 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Waverly Advisors, LLC serves as investment adviser to the Fund. The Adviser has engaged Penserra Capital Management LLC as the sub-adviser (the “Sub-Adviser”). For services the Sub-Adviser provides they are compensated by the Adviser. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for costs of borrowing money (including interest expenses), distribution fees or expenses, brokerage expenses, commissions and other transaction expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business in return for a “universal fee”. As compensation for its services the Adviser is entitled to receive an annual fee from the Fund computed and accrued daily and paid monthly, at an annual rate of 0.74% of average daily net assets. For the year ended August 31, 2026, the Fund incurred $133,677 in advisory fees.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by the Distributor in connection with activities performed for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser as part of the universal fee pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser as part of the universal fee.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser as part of the universal fee.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$125	2.00%

*	As a percentage of the amount invested.

For the year ended August 31, 2026, the Fund received $0 and $1,500 in variable and fixed fees, respectively.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At August 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation/ Depreciation
$19,892,758	$759,533	$-	$759,533

GGM Macro Alignment ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal year ended August 31, 2026, and August 31, 2025, was as follows:

	Fiscal Period Ended August 31, 2026	Fiscal Period Ended August 31, 2025
Ordinary Income	$261,080	$283,875
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$261,080	$283,875

As of August 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$24,353	$-	$(265,996)	$(3,727,378)	$-	$759,533	$(3,209,488)

Capital losses incurred after October 31st within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $265,996.

At August 31st, 2026, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,727,378	$-	$3,727,378	$-

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions, resulted in reclassification for the Fund for the fiscal period ended August 31st, 2026 as follows:

Paid in Capital	Accumulated Deficit
$3,380,427	$(3,380,427)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

of Northern Lights Fund Trust II and

Shareholders of GGM Macro Alignment ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of GGM Macro Alignment ETF (the “Fund”), a series of Northern Lights Fund Trust II, including the schedule of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period September 25, 2023 (commencement of operations) through August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period September 25, 2023 (commencement of operations) through August 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 21, 2026

GGM Macro Alignment ETF

ADDITIONAL INFORMATION (Unaudited)

August 31, 2026

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-966-9991 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-966-9991.

Investment Adviser

Waverly Advisors, LLC

600 University Park Place, Suite 501

Birmingham, AL 35209

Trading Sub-Adviser

Penserra Capital Management LLC

4 Orinda Way, Suite 100

Orinda, CA 94563

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(b)	Financial Highlights are included in Item 7(a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/2/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/2/26

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	11/2/26